Convertible Debentures - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands														12 Months Ended
	Dec. 09, 2022 CAD ($) shares	Dec. 06, 2022 CAD ($) $ / shares shares	Dec. 06, 2022 USD ($)	Jun. 10, 2022 CAD ($) shares	Dec. 10, 2021 CAD ($) shares	Jun. 10, 2021 CAD ($) shares	Feb. 23, 2021 CAD ($) shares	Feb. 18, 2021 CAD ($) shares	Feb. 03, 2021 CAD ($) shares	Aug. 18, 2020 CAD ($) shares	Aug. 18, 2020 USD ($) shares	May 27, 2020 CAD ($) shares	May 27, 2020 USD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares	Dec. 06, 2022 USD ($) shares	Feb. 23, 2021 $ / shares	Feb. 18, 2021 $ / shares	Aug. 18, 2020 $ / shares
Convertible debentures [line items]
Mark-to-market loss on convertible debentures (Note 9)														$ (2,863)	$ (75,123)
Interest rate														10.00%
Sale of stock issue price per share | shares							22,289,088	25,794,247
Stock issued during period shares | shares	42,328			42,252	36,818	40,829			200,000
Stock issued during value	$ 235			$ 251	$ 202	$ 238			$ 900					$ 486	$ 1,289
2016 Debentures [member]
Convertible debentures [line items]
Stock issued during period related to accrued and unpaid interest | shares							89,729	89,729
Stock issued during period value related to accrued and unpaid interest								$ 407
Closing share price | $ / shares																		$ 4.69
Convertible debt, conversion price | $ / shares																	$ 2.33
2017 Debentures [member]
Convertible debentures [line items]
Stock issued during period related to accrued and unpaid interest | shares							87,316
Stock issued during period value related to accrued and unpaid interest							$ 442
Closing share price | $ / shares																		$ 4.88
Convertible debt, conversion price | $ / shares																	$ 2.69
2020 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures												$ 20,889	$ 15,000
Establishment fee, percent												3.00%	3.00%
Establishment fee												$ 627	$ 450
Establishment fee (shares) | shares												348,350	348,350
Interest rate												7.50%	7.50%
Borrowings, interest rate, payable in cash												5.00%	5.00%
Borrowings, interest rate, payable in common shares												2.50%	2.50%
Fair value on the issue date												$ 20,262	$ 14,550
Convertible debentures term														2.41 years	3.41 years
Stock issued during period shares | shares												84,580	84,580
Stock issued during value												$ 486
Interest expense on bonds												985	$ 750
Convertible debt, conversion price | $ / shares														$ 2.34	$ 2.34
2020 Debentures [member] | Convertible Debenture Consent Fee [member]
Convertible debentures [line items]
Issue of equity												$ 355
Sale of stock issue price per share | shares												180,270	180,270
2017 Debentures [member]
Convertible debentures [line items]
Comprehensive income (loss)														$ 149	$ 336
Debentures increased														80,021	72,011
Gains (losses) recognised in profit or loss, fair value measurement, liabilities														2,863	75,123
Mark-to-market loss on convertible debentures (Note 9)														2,714	75,459
Interest expense on convertible debentures														$ 2,179	$ 3,729
2016 and 2017 Debentures [member]
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures							$ 105,242	125,059
Debentures increased								$ 60
Interest rate															7.50%
Convertible debentures term														July 22, 2022
Sale of stock issue price per share | shares							22,289,088	25,794,247
Stock issued during period value related to accrued and unpaid interest							$ 849
Loss on conversion reclassified to accumulated deficit							$ 4,016
2020 IsoEnergy Debentures
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures										$ 7,902	$ 6,000
Establishment fee, percent										3.00%	3.00%
Establishment fee										$ 272	$ 180
Establishment fee (shares) | shares										219,689	219,689
Fair value on the issue date										$ 7,630	$ 5,820
Convertible debentures face value											$ 6,000
Convetible debentures conversion price per share | $ / shares																			$ 0.88
Number of common shares issuable upon conversion of debentures. | shares											9,206,311
Convertible debentures term														2.6 years	3.6 years
Interest expense														$ 670
Interest payment settled In cash														$ 476
Convertible debt, conversion price | $ / shares														$ 0.88	$ 0.88
2020 IsoEnergy Debentures | Queens Road Capital Investment Limited [Member]
Convertible debentures [line items]
Stock issued during period shares | shares														63,890
2022 IsoEnergy Debentures
Convertible debentures [line items]
Gross proceeds from issuance of convertible debentures		$ 5,460	$ 4,000
Establishment fee, percent		3.00%	3.00%
Establishment fee		$ 164	$ 120
Debentures increased		$ 5,296														$ 3,880
Convertible debentures face value																$ 4,000
Convetible debentures conversion price per share | $ / shares		$ 4.33
Number of common shares issuable upon conversion of debentures. | shares		1,464,281														1,464,281
Convertible debentures term		5.0 years	5.0 years											4.9 years
Stock issued during period shares | shares														3,168
Interest expense														$ 38
Interest payment settled In cash														$ 28
Convertible debt, conversion price | $ / shares		$ 4.33												$ 4.33